Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	2/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$100,531,831.50	0.3191487	$76,274,969.31	0.2421428	$24,256,862.19
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$559,791,831.50	0.5574172	$535,534,969.31	0.5332633	$24,256,862.19

Weighted Avg. Coupon (WAC)	4.38%		4.38%
Weighted Avg. Remaining Maturity (WARM)	41.87		40.99
Pool Receivables Balance	$637,716,190.19		$609,674,394.32
Remaining Number of Receivables	49,978		49,003

Adjusted Pool Balance	$626,399,269.56		$598,990,385.73

III. COLLECTIONS

Principal:
Principal Collections	$27,066,957.75
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$493,187.20
Total Principal Collections	$27,560,144.95

Interest:
Interest Collections	$2,402,702.14
Late Fees & Other Charges	$53,956.09
Interest on Repurchase Principal	$-
Total Interest Collections	$2,456,658.23

Collection Account Interest	$2,527.58
Reserve Account Interest	$528.86
Servicer Advances	$-

Total Collections	$30,019,859.62

1 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	2/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,019,859.62
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,019,859.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$531,430.16		$531,430.16	$531,430.16
Collection Account Interest					$2,527.58
Late Fees & Other Charges					$53,956.09
Total due to Servicer					$587,913.83

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$51,941.45		$51,941.45
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$443,723.12		$443,723.12	$443,723.12

Available Funds Remaining:					$28,988,222.67

3. Principal Distribution Amount:					$24,256,862.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,256,862.19
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		24,256,862.19		$24,256,862.19
Total Noteholders Principal				$24,256,862.19

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,731,360.48

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,316,920.63
Beginning Period Amount	$11,316,920.63
Current Period Amortization	$632,912.04
Ending Period Required Amount	$10,684,008.59
Ending Period Amount	$10,684,008.59
Next Distribution Date Required Amount	$10,072,202.33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

2 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	2/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$66,607,438.06	$63,455,416.42	$63,455,416.42
Overcollateralization as a % of Adjusted Pool	10.63%	10.59%	10.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.73%	48,381	98.39%	$599,861,418.45
30 - 60 Days	1.00%	489	1.26%	$7,697,762.73
61 - 90 Days	0.24%	119	0.31%	$1,918,707.76
91 + Days	0.03%	14	0.03%	$196,505.38
		49,003		$609,674,394.32
Total
Delinquent Receivables 61 + days past due	0.27%	133	0.35%	$2,115,213.14
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	153	0.38%	$2,447,768.82
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	133	0.32%	$2,111,799.88
Three-Month Average Delinquency Ratio	0.28%		0.35%

Repossession in Current Period		53		$861,669.22
Repossession Inventory		66		$577,302.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$974,838.12
Recoveries				$(493,187.20)
Net Charge-offs for Current Period				$481,650.92

Beginning Pool Balance for Current Period				$637,716,190.19

Net Loss Ratio				0.91%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$4,784,095.56
Cumulative Net Losses as a % of Initial Pool Balance				0.43%

Principal Balance of Extensions				$2,709,998.74
Number of Extensions				166

3 of 3